CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares issued			5,500,000	5,500,000
Common stock, shares outstanding			5,500,000	5,500,000
Class A Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	1,000,000	0
Common stock, shares outstanding	1,000,000	0
Class B Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	9,018,541	6,400,000
Common stock, shares outstanding	9,018,541	6,400,000